Benefit Plans, Health Care Cost Trend Rate and Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (1,681)	$ (5,967)
Amortization of net actuarial (loss) gain	708	274	$ 556
Amortization of prior service credit	196	197	100
Total	(777)	(5,496)
Retirement Plan [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(386)	(3,275)
Amortization of net actuarial (loss) gain	0	(59)
Amortization of prior service credit	0	0
Total	(386)	(3,334)
Postretirement Benefits [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(1,295)	(2,692)
Amortization of net actuarial (loss) gain	708	333
Amortization of prior service credit	196	197	$ 100
Total	$ (391)	$ (2,162)